Note 7 - Fair Value of Below Market Time Charters Acquired	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Below Market Time Charters Acquired [Text Block]
7.	Fair Value of Below Market Time Charters Acquired

As part of the Trinity / Diamantis Vessel Acquisition (see Note 8) in August 2019 and with respect to the vessels “EM Hydra”, “EM Kea” and “EM Spetses”, which were acquired by the Company with time charter agreements attached, the Company recognized a liability of $778,287, included in “Fair value of below market time charters acquired” in the consolidated balance sheets, since it was determined that the respective charter rates were below market rates on the date of the transfer (Level 2).

As part of the Synergy Vessels Acquisition in November 2019 and with respect to the vessels “Synergy Keelung”, “Synergy Oakland” and “Synergy Busan”, which were acquired by the Company with time charter agreements attached, the Company recognized a liability of $1,794,028, included in “Fair value of below market time charters acquired” in the consolidated balance sheets, since it was determined that the respective charter rates were below market rates on the date of the transfer (Level 2).

In addition, as part of the acquisition of M/V “Marcos V”, in December 2021, which was acquired by the Company with time charter agreement attached, the Company recognized a liability of $17,691,698, included in “Fair value of below market time charters acquired” in the consolidated balance sheets, since it was determined that the respective charter rates were below market rates on the date of the transfer (Level 2).

For the years ended December 31, 2019, 2020 and 2021, the amortization of fair value of the below market acquired time charters analyzed above was $857,945, $1,714,370 and $230,112, respectively, and is included under “Time charter revenue” in the consolidated statements of operations.

The unamortized balance of this intangible liability as of December 31, 2021 of $17,461,586 will be amortized by the end of September 2025 as per the table below.

As of December 31, 2021, the remaining carrying amount of unamortized below market acquired time charter will be amortized in future years as follows:

For the year ending December 31,	Below market acquired charters
2022	$(4,940,640)
2023	(4,940,640)
2024	(4,954,176)
2025	(2,626,130)
Total	$(17,461,586)